Employee Plans (Schedule Of Projected Benefit Obligation In Excess Of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Employee Plans [Abstract]
Projected benefit obligation	$ 7,301.8	$ 6,891.2
Fair value of plan assets	$ 5,218.2	$ 5,513.4